Commitments and Related Party Transactions (Altruis Benefit Consultants, Inc.)	12 Months Ended
Dec. 31, 2018
Altruis Benefit Consultants Inc [Member]
Commitments and Related Party Transactions

NOTE 5. COMMITMENTS AND RELATED PARTY TRANSACTIONS

Operating Leases

The Company has one lease agreement to lease office in Bingham, Michigan from an unrelated third party, classified as an operating lease. This lease approximates $4,500 per month and ends May 31, 2021.

The Company’s approximate future minimum payment obligations under the lease commitments are as follows:

Years ending December 31,
2019	$54,000
2020	54,000
2021	23,000
Total	$131,000

Rent expense amounted to $48,074 and $31,798 for the years ended December 31, 2018 and 2017, respectively.